Commitments and Contingent Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2100	Jun. 30, 2023
Commitments and Contingent Liabilities (Details) [Line Items]
Guarantee amount (in Dollars)		$ 609
Aggregate amount (in Dollars)		$ 4,987
Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of grants received		100.00%
Liabilities assumed (in Dollars)		$ 6,242
Althera [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Liabilities assumed (in Dollars)		474
Forecast [Member] | Althera [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	2.00%
Potential payment (in Dollars)	$ 1,500
Forecast [Member] | Ramot [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	2.50%
Forecast [Member] | HekaBio K K [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Options to grant (in Shares)	271,588
Ordinary shares at a price (in Dollars per share)	$ 4.42
Forecast [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	0.75%
Forecast [Member] | Ben Gurion University [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	1.50%
Forecast [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	2.00%
Forecast [Member] | Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	0.65%
Forecast [Member] | Minimum [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	3.00%
Forecast [Member] | Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	7.00%
Forecast [Member] | Maximum [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	3.50%
Forecast [Member] | Patents [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	5.00%
Reimbursement Price [Member] | Forecast [Member] | HekaBio K K [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	3.50%
Distribution Receipts [Member] | Forecast [Member] | HekaBio K K [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	10.00%
License Revenues [Member] | Forecast [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	8.00%
License Revenues [Member] | Forecast [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Royalty rate	4.00%
Commonwealth of Massachusetts [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Guarantee amount (in Dollars)		$ 225